CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 68,900	$ 9,704
Restricted cash	101,021
Accounts receivable, less allowance for doubtful accounts of $43 as of December 31, 2021 and December 31, 2020	28,605	21,426
Contract assets	628	2,575
Prepaid expenses and other current assets	7,028	641
Total current assets	206,182	34,346
Non-current assets:
Property and equipment, net	1,078	863
Goodwill	91,636	91,271
Intangible assets, net	83,646	90,498
Deferred tax assets		794
Other non-current assets	780	593
Total assets	383,322	218,365
Current liabilities:
Accounts payable	5,475	2,731
Short-term debt, including current portion of long-term debt	4,233	1,100
Accrued liabilities	10,735	7,270
Contract liabilities	4,207	541
Derivative liabilities	44,827
Other current liabilities	541	413
Total current liabilities	70,018	12,055
Non-current liabilities:
Long-term debt, net	190,364	105,894
Deferred tax liabilities	248
Other non-current liabilities	324	19
Total liabilities	260,954	117,968
Commitments and contingencies (Note M)
Equity:
Common stock, par value $0.0001; 500,000,000 shares authorized and 135,566,227 shares issued at December 31, 2021.	14	11
Additional paid-in capital	253,744	108,224
Accumulated deficit	(131,390)	(7,838)
Total equity	122,368	100,397	[1]
Total liabilities and equity	$ 383,322	$ 218,365

[1]	The units of the Company prior to the Merger (as defined in Note A) have been retroactively restated to reflect the exchange ratio established in the Merger (computed as 105,000,000 shares of Common Stock to 100 Company units).